Noncontrolling Interest in Subsidiary	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest in Subsidiary
Noncontrolling Interest in Subsidiary

12.Noncontrolling Interest in Subsidiary

In August 2006, the Company signed an agreement with Polaris Oil Shipping Inc. (Polaris), an affiliate of Flota Petrolera Ecuatoriana (Flopec), by which Polaris acquired 49% of Mare Success S.A., a previously wholly-owned subsidiary of the Holding Company. Mare Success S.A. is the holding-company of two Panamanian registered companies which own respectively the vessels Maya and Inca. The agreement became effective on November 30, 2006. Mare Success S.A. is fully consolidated in the accompanying financial statements.